Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 25, 2022	Dec. 26, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. Further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance is described under “
Compensation Discussion
 & Analysis
” beginning on page 34.
The following table sets forth information concerning the compensation of our CEO and other NEOs for each of the fiscal years ending December 25, 2022 and December 26, 2021 and our financial performance for each such fiscal year:

Year	Summary Compensation Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5)	Net Income (Loss) (in thousands) (6)
2022	$1,605,463	$1,641,526	$1,005,403	$1,028,777	$129.10	$4,345
2021	$1,669,657	$3,602,820	$973,176	$1,161,419	$121.71	$(23,784)

(1)
Amounts in this column represent the amounts reported for Mr. Wright, our Chief Executive Officer and President for 2022 and 2021 in the “Total” column of the Summary Compensation Table for each applicable year.

(2)
Amounts in this column represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	LESS: Reported Value of Equity Awards (a)	PLUS: Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2022	$1,605,463	—	$36,063	$1,641,526
2021	$1,669,657	—	$1,933,163	$3,602,820

(a)	Amounts in this column represent the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for each applicable year.
(b)	The amounts deducted or added in calculating the equity award adjustments are as set forth in the following table.

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year ($)	Year over Year Change in Fair Value of Equity Awards Grant In Prior Years that Vested in the Applicable Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)
2022	—	$14,000	—	$22,063	N/A	N/A	$36,063
2021	—	$111,625	—	$1,821,538	N/A	N/A	$1,933,163

(3)
Amounts in this column represent the average of the amounts reported for the Company’s NEOs as a group, excluding our CEO, in the “Total” column of the Summary Compensation Table for each applicable year. The NEOs included for purposes of calculating the average amounts for each applicable year are Ms. Dixon and Messrs. Cirulis, Noyes, and Douglas.

(4)
Amounts in this column represent the average amount of “compensation actually paid,” to the Company’s NEOs as a group, excluding our CEO, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to average total compensation for the NEOs as a group, excluding our CEO, to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	LESS: Average Reported Value of Equity Awards	PLUS: Average Equity Award Adjustments (see yearly tabs)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,005,403	$362,496	$385,869	$1,028,777
2021	$973,176	$375,999	$564,242	$1,161,419

(a)	Amounts in this column represent the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for each applicable year.
(b)	The amounts deducted or added in calculating the equity award adjustments are as set forth in the following table.

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year ($)	Year over Year Change in Fair Value of Equity Awards Grant In Prior Years that Vested in the Applicable Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)
2022	$356,378	$14,659	N/A	$14,832	N/A	N/A	$385,869
2021	$368,893	$52,870	N/A	$142,480	N/A	N/A	$564,242

(5)
Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end of the measurement period and the beginning of the measurement period (December 24, 2020) by (ii) the Company’s share price at the beginning of the measurement period (December 24, 2020).

(6)	Represents the amount of net (loss) income reflected in the Company’s audited financial statements for each applicable year.

Named Executive Officers, Footnote [Text Block]	The NEOs included for purposes of calculating the average amounts for each applicable year are Ms. Dixon and Messrs. Cirulis, Noyes, and Douglas.
PEO Total Compensation Amount	$ 1,605,463	$ 1,669,657
PEO Actually Paid Compensation Amount	$ 1,641,526	3,602,820
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Amounts in this column represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	LESS: Reported Value of Equity Awards (a)	PLUS: Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2022	$1,605,463	—	$36,063	$1,641,526
2021	$1,669,657	—	$1,933,163	$3,602,820

(a)	Amounts in this column represent the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for each applicable year.
(b)	The amounts deducted or added in calculating the equity award adjustments are as set forth in the following table.

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year ($)	Year over Year Change in Fair Value of Equity Awards Grant In Prior Years that Vested in the Applicable Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)
2022	—	$14,000	—	$22,063	N/A	N/A	$36,063
2021	—	$111,625	—	$1,821,538	N/A	N/A	$1,933,163

Non-PEO NEO Average Total Compensation Amount	$ 1,005,403	973,176
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,028,777	1,161,419
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Amounts in this column represent the average amount of “compensation actually paid,” to the Company’s NEOs as a group, excluding our CEO, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to average total compensation for the NEOs as a group, excluding our CEO, to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	LESS: Average Reported Value of Equity Awards	PLUS: Average Equity Award Adjustments (see yearly tabs)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,005,403	$362,496	$385,869	$1,028,777
2021	$973,176	$375,999	$564,242	$1,161,419

(a)	Amounts in this column represent the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for each applicable year.
(b)	The amounts deducted or added in calculating the equity award adjustments are as set forth in the following table.

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year ($)	Year over Year Change in Fair Value of Equity Awards Grant In Prior Years that Vested in the Applicable Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)
2022	$356,378	$14,659	N/A	$14,832	N/A	N/A	$385,869
2021	$368,893	$52,870	N/A	$142,480	N/A	N/A	$564,242

Total Shareholder Return Amount	$ 129.1	121.71
Net Income (Loss)	$ 4,345,000	(23,784,000)
PEO Name	Mr. Wright
Increase in Net Income (Loss)	$ 28,000,000
Increase in TSR	6.00%
Decrease in Compensation Actually Paid to PEO	54.00%
Decrease in Average of the Compensation Actually Paid to the Other NEOs	4.00%
PEO [Member] | Reported Value of Equity Awards( [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	36,063	1,933,163
PEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,000	111,625
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Grant In Prior Years that Vested in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,063	1,821,538
Non-PEO NEO [Member] | Reported Value of Equity Awards( [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	362,496	375,999
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	385,869	564,242
Non-PEO NEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	356,378	368,893
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,659	52,870
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Grant In Prior Years that Vested in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 14,832	$ 142,480